Note 17 - Deferred Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of the applied rates for deferred income and social contribution [text block]
Central America and the Caribbean	from 15% to 27%
Latin America - South (i)	from 10% to 35%
Canada	26.5%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2021			2020
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	12.5	(2.5)	10.0	10.1	-	10.1
Intangible	-	(1,634.5)	(1,634.5)	-	(1,253.0)	(1,253.0)
Employee benefits	1,278.2	(2.0)	1,276.2	971.2	(3.0)	968.2
Trade payables	4,113.3	(1.1)	4,112.2	3,917.1	(230.3)	3,686.8
Trade receivable	50.6	-	50.6	53.0	-	53.0
Derivatives	232.2	(72.4)	159.8	36.3	(118.7)	(82.4)
Interest-Bearing Loans and Borrowings	-	(1.6)	(1.6)	-	(1.8)	(1.8)
Inventories	328.2	(49.1)	279.1	288.7	(67.6)	221.1
Property, plant and equipment	645.4	(2,027.0)	(1,381.6)	430.8	(1,609.0)	(1,178.2)
Withholding tax on undistributed profits and royalties	-	(2,079.5)	(2,079.5)	-	(1,538.8)	(1,538.8)
Investments in joint ventures	-	(421.6)	(421.6)	-	(421.6)	(421.6)
Losses carried forward	1,298.8	-	1,298.8	1,739.7	-	1,739.7
Provisions	696.9	(0.2)	696.7	636.0	(1.3)	634.7
Impact of the adoption of IFRS 16 (Leases)	78.6	(0.3)	78.3	124.2	(1.6)	122.6
ICMS on the assessment bases of PIS/COFINS	-	(1,019.6)	(1,019.6)	-	(1,460.8)	(1,460.8)
Other items	110.3	(19.9)	90.4	79.2	(61.4)	17.8
Gross deferred tax assets / (liabilities)	8,845.0	(7,331.3)	1,513.7	8,286.3	(6,768.9)	1,517.4
Netting by taxable entity	(4,117.3)	4,117.3	-	(3,725.5)	3,725.5	-
Net deferred tax assets / (liabilities)	4,727.7	(3,214.0)	1,513.7	4,560.8	(3,043.4)	1,517.4

Disclosure of the realization of deferred tax assets and liabilities [text block]
	2021
Deferred taxes not related to tax losses	to be realized within 12 months	to be realized after 12 months	Total

Investment securities	-	10.0	10.0
Intangible	(1.5)	(1,633.0)	(1,634.5)
Employee benefits	309.4	966.8	1,276.2
Trade payables	(176.0)	4,288.2	4,112.2
Trade receivable	37.3	13.3	50.6
Derivatives	(122.9)	282.7	159.8
Interest-bearing loans and borrowings	(1.6)	-	(1.6)
Inventories	291.9	(12.8)	279.1
Property, plant and equipment	(11.0)	(1,370.6)	(1,381.6)
Withholding tax on undistributed profits and royalties	(151.2)	(1,928.3)	(2,079.5)
Investments in joint ventures	-	(421.6)	(421.6)
Provisions	383.3	313.4	696.7
Impact of the adoption of IFRS 16 (Leases)	0.1	78.2	78.3
ICMS on the assessment bases of PIS/COFINS	-	(1,019.6)	(1,019.6)
Other items	86.6	3.8	90.4
Total	644.4	(429.5)	214.9

Disclosure of deferred tax realization related to tax losses [text block]
Deferred tax related to tax losses	2021
2022	179.6
2023	225.6
2024	112.7
2025	196.9
2026 to 2028	120.4
2029 to 2030	406.8
2030 to 2031 (i)	56.8
Total	1,298.8

Disclosure of the reconciliation of changes in deferred tax liability (asset) [text block]
At December 31, 2019	579.0
Recognition of actuarial gains/(losses)	56.2
Investment hedge in foreign operations	(1.0)
Investment hedge - put option of a subsidiary interest	191.5
Cash flow hedge - gains/(losses)	96.8
Gains/(losses) on translation of other foreign operations	1,529.5
Recognized in other comprehensive income	1,873.0
Recognized in the income statement	(713.6)
Changes directly in the balance sheet	(221.0)
Recognized in deferred tax	(174.3)
Effect of application of IAS 29 (hyperinflation)	(174.3)
Recognized in other balance sheet group	(46.7)
At December 31, 2020	1,517.4
Recognition of actuarial gains/(losses)	(116.6)
Investment hedge - put option of a subsidiary interest	(99.7)
Cash flow hedge - gains/(losses)	(239.9)
Gains/(losses) on translation of other foreign operations	398.0
Recognized in other comprehensive income	(58.2)
Recognized in the income statement	632.0
Changes directly in the balance sheet	(577.5)
Recognized in deferred tax	(256.1)
Effect of application of IAS 29 (hyperinflation)	(256.1)
Recognized in other balance sheet group	(321.4)
At December 31, 2021	1,513.7